Investment in Privately Held Company (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Investment In Privately Held Company [Line Items]
Cost Method Investments	$ 50,000	$ 65,000	$ 50,000	$ 65,000
Cost-method Investments, Other than Temporary Impairment	15,000	$ 0
Privately Held Company [Member]
Investment In Privately Held Company [Line Items]
Cost Method Investments, Original Cost	$ 100,000